Annual Total Returns [BarChart] - Growth Strategy Fund - Growth Strategy Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.73%)
Annual Return 2012	14.22%
Annual Return 2013	16.56%
Annual Return 2014	3.76%
Annual Return 2015	(3.31%)
Annual Return 2016	9.73%
Annual Return 2017	15.65%
Annual Return 2018	(8.05%)
Annual Return 2019	18.06%
Annual Return 2020	9.75%